GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             Pinnacle Series Account
                          Semi-Annual Report Form N-30D
                         File Nos. 811-04235, 002-96000


        The information required to be contained in this report for the period ending June 30, 2003 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

Maxim Series Fund, Inc.:

Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No.0000356476-03-000085

Maxim Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No.0000356476-03-000086

Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No.0000356476-03-000087

Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No.0000356476-03-000088